SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
16.	SHAREHOLDERS’ EQUITY

16.1	Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2012 the number of shares of common stock issued was 910,559,805 shares (910,559,805 at December 31, 2011).

As of December 31, 2012 the number of shares of common stock outstanding was 887,953,202 (884,995,094 at December 31, 2011).

16.2	Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

On January 22, 2008, an option agreement was concluded between the Company and Stichting Continuïteit ST. This option agreement provides for the issuance of 540,000,000 preference shares. Any such shares should be issued by the Company to the Foundation, upon its request and in its sole discretion, upon payment of at least 25% of the par value of the preference shares to be issued. The issuing of the preference shares is conditional upon (i) the Company receiving an unsolicited offer or there being the threat of such an offer; (ii) the Company’s Managing and Supervisory Boards deciding not to support such an offer and; (iii) the Board of the Foundation determining that such an offer or acquisition would be contrary to the interests of the Company and its stakeholders. The preference shares may remain outstanding for no longer than two years. There were no preference shares issued as of December 31, 2012.

16.3	Treasury stock

Following the authorization by the Supervisory Board, announced on April 2, 2008, to repurchase up to 30 million shares of its common stock, the Company acquired 29,520,220 shares in 2008, also reflected at cost, as a reduction of the parent company stockholders’ equity.

As of December 31, 2012, the Company owned a number of treasury shares equivalent to 22,606,603.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of non-vested shares. As of December 31, 2012, 20,313,617 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 2,958,108 in the year ended December 31, 2012.

16.4	Stock option plans

In 1999, the Shareholders voted to renew the Supervisory Board Stock Option Plan whereby each member of the Supervisory Board would receive, during the three-year period 1999-2001, 18,000 options for 1999 and 9,000 options for both 2000 and 2001, to purchase shares of capital stock at the closing market price of the shares on the date of the grant. In the same three-year period, the professional advisors to the Supervisory Board would receive 9,000 options for 1999 and 4,500 options for both 2000 and 2001. Under the Plan, the options vest over one year and are exercisable for a period expiring eight years from the date of grant for both 1999 and 2000 and ten years from the date of grant for 2001.

In 2001, the Shareholders voted to adopt the 2001 Employee Stock Option Plan (the “2001 Plan”) whereby options for up to 60,000,000 shares may be granted in installments over a five-year period. The options may be granted to purchase shares of common stock at a price not lower than the market price of the shares on the date of grant. In connection with a revision of its equity-based compensation policy, the Company decided in 2005 to accelerate the vesting period of all outstanding unvested stock options. The options expire ten years after the date of grant.

In 2002, the Shareholders voted to adopt a Stock Option Plan for Supervisory Board Members and Professionals of the Supervisory Board. Under this plan, 12,000 options can be granted per year to each member of the Supervisory Board and 6,000 options per year to each professional advisor to the Supervisory Board. Options vest thirty days after the date of grant and expire ten years after the date of grant.

A summary of the stock option activity for the plans for the three years ended December 31, 2012, 2011 and 2010 follows:

		Price Per Share
	Number of Shares	Range	Weighted Average
Outstanding at December 31, 2009	37,943,832	$16.73-$39.00	$27.33

Options forfeited	(2,646,937)	$17.08-$39.00	$29.55
Outstanding at December 31, 2010	35,296,895	$16.73-$39.00	$27.17

Options forfeited	(8,843,743)	$17.08-$39.00	$35.11
Outstanding at December 31, 2011	26,453,152	$16.73-$33.70	$24.51

Options forfeited	(9,762,680)	$17.08-$33.70	$30.50
Outstanding at December 31, 2012	16,690,472	$16.73-$27.21	$21.00

The weighted average remaining contractual life of options outstanding as of December 31, 2012, 2011 and 2010 was 0.8, 1.2 and 1.9 years, respectively.

The range of exercise prices, the weighted average exercise price and the weighted average remaining contractual life of options exercisable as of December 31, 2012 were as follows:

Number of shares	Option price Range	Weighted average exercise price	Weighted average remaining contractual life
84,100	$25.90-$27.21	$26.07	0.84
16,495,761	$19.18-$22.83	$21.01	0.77
110,611	$16.73-$17.08	$17.03	1.73

16.5	Nonvested share awards

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”) and to senior executives along with selected employees (“The Employee Plan”). The awards are granted at the nominal value of the share of €1.04 under the Supervisory Board Plan and for free under the Employee Plan. The awards granted under the Supervisory Board Plan vest evenly over three years (one third every year), with no market, performance or service conditions. As for the Employee Plan, the awards vest upon completion of three internal performance conditions (consisting of sales evolution and operating income compared to a basket of competitors and of cash flow/return on net assets compared with budget), each weighting for one third of the total number of awards granted; the awards vest over a three year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant and for awards granted under the French Subplan, 64% as of the second anniversary of the grant and 36% as of the third anniversary).

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
May 20, 2009	2009 Supervisory Board	165,000	(7,500)	—
July 28, 2009	2009 Employee Plan	5,575,240	—	(1,827,349)
November 30, 2009	2009 Employee Plan	8,300	—	(2,762)
May 27, 2010	2010 Supervisory Board	172,500	(7,500)	—
July 22, 2010	2010 Employee Plan	6,344,725	—	(2,076,448)
December 17, 2010	2010 Employee Plan	221,650	—	(73,524)
May 3, 2011	2011 Supervisory Board	172,500	(30,000)	—
July 25, 2011	2011 Employee Plan	5,881,630	—	(5,824,445)
November 14, 2011	2011 Employee Plan	95,000	—	(91,540)
May 30, 2012	2012 Supervisory Board	180,000	(22,500)	—
July 23, 2012	2012 Employee Plan	6,216,285	(2,400)	( *)
December 21, 2012	2012 Employee Plan	304,480	—	( *)

(*)	As at December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the nonvested share activity by plan for the year ended December 31, 2012 is presented below:

Nonvested Shares	Outstanding as at December 31, 2011	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Outstanding as at December 31, 2012
2009 Employee Plan	1,257,038	—	(5,931)	—	(1,251,107)	—
2010 Employee Plan	3,224,558	—	(31,721)	—	(1,707,001)	1,485,836
2011 Employee Plan	5,945,815	—	(29,830)	(5,915,985)	—	—
2012 Employee Plan	—	6,520,765	(47,245)	—	—	6,473,520
2009 Supervisory Board Plan	35,000	—	—	—	(35,000)	—
2010 Supervisory Board Plan	75,000	—		—	(45,000)	30,000
2011 Supervisory Board Plan	142,500	—	—	—	(62,500)	80,000
2012 Supervisory Board Plan	—	180,000	(22,500)	—	—	157,500
Total	10,679,911	6,700,765	(137,227)	(5,915,985)	(3,100,608)	8,226,856

The grant date fair value of nonvested shares granted to employees under the 2009 Employee Plan was $7.54. On the 2009 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 14, 2010, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2009 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2010 Employee Plan was $8.74. On the 2010 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 26, 2011, the Compensation Committee approved the statement that two performance conditions were fully met. Consequently, the compensation expense recorded on the 2010 Employee Plan reflects the statement that two thirds of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of nonvested shares granted to employees under the 2011 Employee Plan was $9.08. On the 2011 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. On April 23, 2012, the Compensation Committee approved the statement that none of the three performance conditions were met. Consequently, the compensation expense recorded on the 2011 Employee Plan was reversed in the income statement for the year ended December 31, 2012.

The grant date fair value of nonvested shares granted to employees under the 2012 Employee Plan was $4.87. On the 2012 Employee Plan, the fair value of the nonvested shares granted reflected the market price of the shares at the date of the grant. Moreover, the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2012, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that two thirds of the awards are expected to vest. Consequently, the compensation expense recorded for the 2012 Employee Plan reflects the vesting of two third of the awards granted, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2013.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively:

	December 31, 2012	December 31, 2011	December 31, 2010
Cost of sales	2	5	6
Selling, general and administrative	6	16	18
Research and development	3	8	10
Total pre-payroll tax and social contribution compensation	11	29	34

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $1 million at December 31, 2012, and $2 million at December 31, 2011 and 2010. As of December 31, 2012 there was $16 million of total unrecognized compensation cost related to the grant of nonvested shares, which is expected to be recognized over a weighted average period of approximately 10 months.

The total deferred income tax expense recognized in the consolidated statement of income related to unvested share-based compensation expense amounted to $2 million for the year ended December 31, 2012. The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $7 million and $3 million for the years ended December 31, 2011 and 2010, respectively. In 2010, the total deferred income tax expense included a shortfall, recorded on the 2007 Employee Plan closed during 2010 due to the vesting fair value being significantly lower than the grant fair value.

16.6	Accumulated other comprehensive income (loss) attributable to parent company stockholders

The accumulated balances related to each component of Other comprehensive income (loss) were as follows:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities	Unrealized gain (loss) on derivatives	Unrealized gain (loss) on defined benefit pension plans	Accumulated other comprehensive income (loss)
Dec. 31, 2009	1,224	(3)	6	(69)	1,158
Cumulative tax impact	—	(3)	—	9	6
Dec. 31, 2009 net of tax	1,224	(6)	6	(60)	1,164

OCI movement	(255)	29	55	(19)	(190)
Tax impact	—	(1)	—	6	5
OCI net of tax	(255)	28	55	(13)	(185)

Dec. 31, 2010	969	26	61	(88)	968
Cumulative tax impact	—	(4)	—	15	11
Dec. 31, 2010 net of tax	969	22	61	(73)	979

OCI movement	(101)	(33)	(125)	(78)	(337)
Tax impact	—	1	9	18	28
OCI net of tax	(101)	(32)	(116)	(60)	(309)

Dec. 31, 2011	868	(7)	(64)	(166)	631
Cumulative tax impact	—	(3)	9	33	39
Dec. 31, 2011 net of tax	868	(10)	(55)	(133)	670

OCI movement	64	6	90	(39)	121
Tax impact	—	—	(11)	14	3
OCI net of tax	64	6	79	(25)	124

Dec. 31, 2012	932	(1)	26	(205)	752
Cumulative tax impact	—	(3)	(2)	47	42
Dec. 31, 2012 net of tax	932	(4)	24	(158)	794

For the year ended December 31, 2012, the net amount of accumulated other comprehensive loss reclassified as earnings related to cash flow hedge transactions outstanding as at December 31, 2011, for which the forecasted hedged transactions occurred in 2012, was approximately $55 million.

16.7	Noncontrolling interest

The noncontrolling interest was as follows:

Balance as of December 31, 2009	1,216
Comprehensive income (loss):
Net income (loss)	(288)
Unrealized gains (losses) on derivatives, net of tax	2
Other components of other comprehensive income (loss), net of tax	(13)
Other comprehensive income (loss), net of tax	(11)
Comprehensive income (loss)	(299)
Dividends to noncontrolling interest	(7)
Balance as of December 31, 2010	910
Business combination	9
Comprehensive income (loss):
Net income (loss)	(495)
Unrealized gains (losses) on derivatives, net of tax	(10)
Other components of other comprehensive income (loss), net of tax	(16)
Other comprehensive income (loss), net of tax	(26)
Comprehensive income (loss)	(521)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2011	393
Contribution of noncontrolling interest	765
Comprehensive income (loss):
Net loss	(1,030)
Unrealized gains (losses) on derivatives, net of tax	10
Other components of other comprehensive income (loss), net of tax	6
Other comprehensive income (loss), net of tax	16
Comprehensive income (loss)	(1,014)
Dividends to noncontrolling interest	(5)
Balance as of December 31, 2012	139

16.8	Dividends

At the Company’s Annual General Meeting of Shareholders held on May 30, 2012, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $355 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2012, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2013 totaled $89 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2012.

At the Company’s Annual General Meeting of Shareholders held on May 3, 2011, the distribution of a cash dividend of $0.40 per common share, amounting to approximately $354 million, to be paid in four equal installments, was adopted by the Company’s shareholders. Through December 31, 2011, three installments were paid for an amount of $266 million including withholding tax. The remaining $0.10 per share cash dividend to be paid in the first quarter of 2012 totaled $88 million and was reported as “Dividends payable to stockholders” on the consolidated balance sheet as at December 31, 2011.

In 2010 the cash dividend was of $0.28 per share for a total amount paid of $247 million.